RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Jun. 30, 2025
Schedule Of Key management personnel
	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Salaries, benefits, and consulting fees	$347	$320	$923	$613
Share-based payments	1,048	507	1,336	894
	$1,395	$827	$2,259	$1,507

Schedule Of Due To Related Parties
	June 30, 2025	December 31, 2024
Oniva International Services Corp.	$94	$95
Silver Wolf Exploration Ltd.	(260)	(113)
	$(166)	$(18)

Schedule Of Other related party transactions
	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Salaries and benefits	$262	$242	$573	$496
Office and miscellaneous	137	114	271	247
	$399	$356	$844	$743